united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 03/31

Date of reporting period: 12/31/2016

Item 1. Schedule of Investments.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Shares		Value
	COMMON STOCKS - 93.3%
	AEROSPACE/DEFENSE - 1.5%
1,600	United Technologies Corp. +	$ 175,392

	AGRICULTURE - 1.6%
2,100	Philip Morris International, Inc. +	192,129

	APPAREL - 1.9%
4,600	NIKE, Inc. +	233,818

	AUTO PARTS & EQUIPMENT - 0.1%
120	Adient PLC + *	7,032

	BANKS - 2.1%
1,300	US Bancorp +	66,781
3,500	Wells Fargo & Co. +	192,885
		259,666
	BEVERAGES - 2.4%
4,100	Coca-Cola Co. +	169,986
1,200	PepsiCo, Inc. +	125,556
		295,542
	BIOTECHNOLOGY - 1.3%
200	Biogen, Inc. *	56,716
1,500	Gilead Sciences, Inc. +	107,415
		164,131
	BUILDING MATERIALS - 0.4%
1,200	Johnson Controls International PLC +	49,428

	CHEMICALS - 2.3%
1,400	LyondellBasell Industries NV +	120,092
500	Monsanto Co. +	52,605
900	Praxair, Inc.	105,471
		278,168
	COMMERCIAL SERVICES - 0.4%
1,300	PayPal Holdings, Inc. + *	51,311

	COMPUTERS - 5.1%
3,000	Apple, Inc. +	347,460
1,600	International Business Machines Corp. +	265,584
		613,044
	COSMETICS/PERSONAL CARE - 2.9%
2,500	Colgate-Palmolive Co. +	163,600
2,200	Procter & Gamble Co. +	184,976
		348,576
	DISTRIBUTION/WHOLESALE - 0.6%
300	WW Grainger, Inc. +	69,675

	DIVERSIFIED FINANCE SERVICE - 3.8%
1,600	American Express Co.	118,528
200	BlackRock, Inc. +	76,108
1,500	Franklin Resources, Inc.	59,370
800	Mastercard, Inc. +	82,600
1,600	Visa, Inc. +	124,832
		461,438
	ELECTRIC - 6.5%
1,900	Dominion Resources, Inc. +	145,521
5,500	Exelon Corp. +	195,195
5,000	PPL Corp. +	170,250
5,500	Southern Co. +	270,545
		781,511
	ENGINEERING & CONSTRUCTION - 0.5%
1,100	Jacobs Engineering Group, Inc. + *	62,700

	FOOD - 1.9%
1,200	Hershey Co. +	124,116
2,300	Mondelez International, Inc. +	101,959
		226,075
	HEALTHCARE - PRODUCTS - 3.0%
2,900	Abbott Laboratories +	111,389
1,500	Danaher Corp. +	116,760
1,000	Medtronic PLC +	71,230
500	Stryker Corp. +	59,905
		359,284
	INSURANCE - 4.9%
1,700	Allstate Corp. +	126,004
1,700	American International Group, Inc. +	111,027
1,100	Aon PLC +	122,683
1,400	Berkshire Hathaway, Inc. - Cl. B + *	228,172
		587,886
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2016

Shares		Value
	COMMON STOCKS (Continued) - 93.3%
	INTERNET - 4.6%
1,200	Alibaba Group Holding Ltd. ADR *	$ 105,372
300	Alphabet, Inc. + *	237,735
200	Amazon.com, Inc. *	149,974
500	Facebook, Inc. *	57,525
		550,606
	MACHINERY - DIVERSIFIED - 1.5%
1,000	Roper Technologies, Inc. +	183,080

	MEDIA - 1.5%
1,400	Comcast Corp. +	96,670
800	Walt Disney Co. +	83,376
		180,046
	MISCELLANEOUS MANUFACTURING - 5.5%
1,200	3M Co.	214,284
14,300	General Electric Co. +	451,880
		666,164
	OIL & GAS - 7.5%
1,000	Apache Corp.	63,470
1,400	Chevron Corp. +	164,780
3,000	Exxon Mobil Corp. +	270,780
1,200	Newfield Exploration Co. *	48,600
4,200	Occidental Petroleum Corp. +	299,166
5,000	Southwestern Energy Co. *	54,100
		900,896
	OIL & GAS SERVICES - 1.6%
2,300	Schlumberger Ltd. +	193,085

	PHARMACEUTICALS - 6.4%
1,800	AbbVie, Inc. +	112,716
1,000	Johnson & Johnson	115,210
1,300	Mead Johnson Nutrition Co. +	91,988
2,000	Merck & Co., Inc. +	117,740
3,000	Mylan NV + *	114,450
6,800	Pfizer, Inc. +	220,864
		772,968
	RETAIL - 9.6%
300	Chipotle Mexican Grill, Inc. *	113,196
1,200	Dollar General Corp. +	88,884
900	Home Depot, Inc.	120,672
1,900	McDonald's Corp. +	231,268
3,400	Starbucks Corp. +	188,768
3,700	Walgreens Boots Alliance, Inc. +	306,212
1,500	Wal-Mart Stores, Inc. +	103,680
		1,152,680
	SEMICONDUCTORS - 2.6%
8,800	Intel Corp. +	319,176

	SOFTWARE - 3.7%
1,200	Adobe Systems, Inc. *	123,540
8,300	Oracle Corp. +	319,135
		442,675
	TELECOMMUNICATIONS - 5.6%
2,400	AT&T, Inc. +	102,072
10,500	Cisco Systems, Inc. +	317,310
4,700	Verizon Communications, Inc. +	250,886
		670,268

	TOTAL COMMON STOCKS (Cost - $11,366,957)	11,248,450

	MUTUAL FUND - 5.1%
	EQUITY FUND - 5.1%
2,750	SPDR S&P 500 ETF Trust
	TOTAL MUTUAL FUND (Cost - $619,290)	614,708
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 3.2%
389,513	Federated Government Obligations Fund - Institutional Class 0.11%**	$ 389,513
	TOTAL SHORT-TERM INVESTMENTS (Cost - $389,513)

	TOTAL INVESTMENTS - 101.6% (Cost - $12,345,760) (a)	$ 12,252,671
	CALL OPTIONS WRITTEN - (2.2) % (Proceeds - $305,654)	(271,666)
	OTHER ASSETS LESS LIABILITIES - 0.6%	72,633
	NET ASSETS - 100.0%	$ 12,053,638

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * - (2.2) %
4	3M Co.	$ 2,200
	Expiration January 2017, Exercise Price $175.00
4	3M Co.	2,340
	Expiration January 2017, Exercise Price $180.00
4	3M Co.	1,320
	Expiration January 2017, Exercise Price $185.00
15	Abbott Labratories	705
	Expiration January 2017, Exercise Price $39.00
14	Abbott Laboratories	840
	Expiration February 2017, Exercise Price $40.00
9	AbbVie, Inc.	3,150
	Expiration February 2017, Exercise Price $60.00
9	AbbVie, Inc.	945
	Expiration January 2017, Exercise Price $62.00
12	Adobe Systems, Inc.	180
	Expiration January 2017, Exercise Price $110.00
6	Alibaba Group Holding Ltd. ADR	162
	Expiration January 2017, Exercise Price $95.00
6	Alibaba Group Holding Ltd. ADR	42
	Expiration January 2017, Exercise Price $100.00
17	Allstate Corp.	4,012
	Expiration April 2017, Exercise Price $75.00
1	Alphabet, Inc.	1,205
	Expiration January 2017, Exercise Price $795.00
2	Alphabet, Inc.	2,100
	Expiration January 2017, Exercise Price $800.00
2	Amazon.com, Inc.	1,160
	Expiration January 2017, Exercise Price $780.00
16	American Express Co.	2,032
	Expiration January 2017, Exercise Price $75.00
17	American International Group, Inc.	2,125
	Expiration January 2017, Exercise Price $65.00
6	Aon PLC	1,785
	Expiration January 2017, Exercise Price $110.00
5	Aon PLC	1,605
	Expiration April 2017, Exercise Price $115.00
10	Apache Corp.	2,150
	Expiration April 2017, Exercise Price $70.00
30	Apple, Inc.	10,380
	Expiration April 2017, Exercise Price $120.00
24	AT&T, Inc.	8,400
	Expiration February 2017, Exercise Price $39.00
14	Berkshire Hathaway, Inc.	5,600
	Expiration March 2017, Exercise Price $165.00
2	Biogen, Inc.	290
	Expiration January 2017, Exercise Price $320.00
2	BlackRock, Inc.	1,800
	Expiration January 2017, Exercise Price $380.00
7	Chevron Corp.	2,660
	Expiration January 2017, Exercise Price $115.00
7	Chevron Corp.	1,435
	Expiration February 2017, Exercise Price $120.00
2	Chipotle Mexican Grill, Inc.	2,480
	Expiration March 2017, Exercise Price $405.00
52	Cisco Systems, Inc.	2,332
	Expiration January 2017, Exercise Price $30.00
53	Cisco Systems, Inc.	5,616
	Expiration March 2017, Exercise Price $30.00
41	Coca-Cola Co.	5,535
	Expiration May 2017, Exercise Price $42.00
10	Colgate-Palmolive Co.	740
	Expiration February 2017, Exercise Price $67.50
14	Comcast Corp.	1,246
	Expiration January 2017, Exercise Price $70.00
8	Danaher Corp.	1,440
	Expiration January 2017, Exercise Price $77.50
7	Danaher Corp.	315
	Expiration January 2017, Exercise Price $80.00
12	Dollar General Corp.	5,640
	Expiration May 2017, Exercise Price $75.00
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2016

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (2.2) %
19	Dominion Resources, Inc.	$ 4,370
	Expiration January 2017, Exercise Price $75.00
27	Exelon Corp.	4,995
	Expiration January 2017, Exercise Price $34.00
28	Exelon Corp.	5,600
	Expiration July 2017, Exercise Price $36.00
15	Exxon Mobil Corp.	180
	Expiration January 2017, Exercise Price $95.00
15	Exxon Mobil Corp.	1,965
	Expiration April 2017, Exercise Price $95.00
5	Facebook, Inc.	1,495
	Expiration February 2017, Exercise Price $120.00
15	Franklin Resources, Inc.	1,125
	Expiration January 2017, Exercise Price $40.00
72	General Electric Co.	4,248
	Expiration February 2017, Exercise Price $32.00
71	General Electric Co.	5,325
	Expiration June 2017, Exercise Price $33.00
8	Gilead Sciences	992
	Expiration February 2017, Exercise Price $77.50
7	Gilead Sciences	1,449
	Expiration May 2017, Exercise Price $80.00
6	Hershey Co.	3,240
	Expiration February 2017, Exercise Price $100.00
6	Hershey Co.	4,020
	Expiration May 2017, Exercise Price $100.00
4	Home Depot, Inc.	1,360
	Expiration February 2017, Exercise Price $135.00
5	Home Depot, Inc.	3,100
	Expiration May 2017, Exercise Price $135.00
44	Intel Corp.	6,776
	Expiration January 2017, Exercise Price $35.00
44	Intel Corp.	1,452
	Expiration January 2017, Exercise Price $37.00
16	International Business Machines Corp.	7,360
	Expiration January 2017, Exercise Price $165.00
11	Jacobs Engineering Group, Inc.	1,073
	Expiration January 2017, Exercise Price $57.50
6	Johnson & Johnson	1,740
	Expiration January 2017, Exercise Price $115.00
4	Johnson & Johnson	740
	Expiration February 2017, Exercise Price $120.00
12	Johnson Controls International PLC	2,154
	Expiration January 2017, Exercise Price $46.00
7	LyondellBasell Industries NV	910
	Expiration January 2017, Exercise Price $87.50
7	LyondellBasell Industries NV	1,617
	Expiration June 2017, Exercise Price $95.00
8	MasterCard, Inc.	1,680
	Expiration April 2017, Exercise Price $110.00
14	McDonald's Corp.	9,604
	Expiration January 2017, Exercise Price $115.00
5	McDonald's Corp.	1,375
	Expiration January 2017, Exercise Price $120.00
13	Mead Johnson Nutrition Co.	975
	Expiration February 2017, Exercise Price $77.50
10	Medtronic PLC	1,870
	Expiration May 2017, Exercise Price $75.00
23	Merck & Co., Inc.	200
	Expiration January 2017, Exercise Price $45.00
20	Merck & Co., Inc.	2,323
	Expiration January 2017, Exercise Price $62.50
5	Monsanto Co.	670
	Expiration January 2017, Exercise Price $105.00
15	Mylan NV	1,980
	Expiration January 2017, Exercise Price $38.00
15	Mylan NV	825
	Expiration January 2017, Exercise Price $40.00
12	Newfield Exploration Co.	288
	Expiration January 2017, Exercise Price $49.00
8	NIKE, Inc.	304
	Expiration January 2017, Exercise Price $52.50
27	NIKE, Inc.	4,995
	Expiration April 2017, Exercise Price $52.50
11	NIKE, Inc.	1,067
	Expiration January 2017, Exercise Price $55.00
15	Occidental Petroleum Corp.	3,915
	Expiration January 2017, Exercise Price $70.00
8	Occidental Petroleum Corp.	2,600
	Expiration February 2017, Exercise Price $70.00
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2016
Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (2.2) %
19	Occidental Petroleum Corp.	$ 1,710
	Expiration January 2017, Exercise Price $72.50
38	Oracle Corp.	342
	Expiration January 2017, Exercise Price $40.00
22	Oracle Corp.	44
	Expiration January 2017, Exercise Price $41.00
23	Oracle Corp.	460
	Expiration March 2017, Exercise Price $42.00
13	PayPal Holdings, Inc.	715
	Expiration January 2017, Exercise Price $40.00
12	PepsiCo, Inc.	1,284
	Expiration January 2017, Exercise Price $105.00
25	Pfizer, Inc.	4,125
	Expiration January 2017, Exercise Price $31.00
18	Pfizer, Inc.	3,654
	Expiration March 2017, Exercise Price $31.00
25	Pfizer, Inc.	750
	Expiration January 2017, Exercise Price $33.00
11	Philip Morris International, Inc.	2,739
	Expiration January 2017, Exercise Price $90.00
10	Philip Morris International, Inc.	2,580
	Expiration March 2017, Exercise Price $92.50
19	PPL Corp.	1,188
	Expiration January 2017, Exercise Price $34.00
16	PPL Corp.	1,440
	Expiration April 2017, Exercise Price $35.00
9	Praxair, Inc.	248
	Expiration January 2017, Exercise Price $125.00
22	Procter & Gamble Co.	1,364
	Expiration January 2017, Exercise Price $85.00
7	Roper Technologies, Inc.	7,735
	Expiration February 2017, Exercise Price $175.00
3	Roper Technologies, Inc.	2,475
	Expiration May 2017, Exercise Price $185.00
11	Schlumberger Ltd.	2,772
	Expiration January 2017, Exercise Price $82.50
12	Schlumberger Ltd.	1,440
	Expiration January 2017, Exercise Price $85.00
28	Southern Co.	2,296
	Expiration February 2017, Exercise Price $50.00
50	Southwestern Energy Co.	300
	Expiration January 2017, Exercise Price $13.00
17	Starbucks Corp.	612
	Expiration February 2017, Exercise Price $60.00
17	Starbucks Corp.	1,496
	Expiration April 2017, Exercise Price $60.00
5	Stryker Corp.	3,200
	Expiration January 2017, Exercise Price $115.00
10	United Technologies Corp.	5,100
	Expiration January 2017, Exercise Price $105.00
13	US Bancorp	1,664
	Expiration March 2017, Exercise Price $52.50
6	US Bancorp	1,848
	Expiration February 2017, Exercise Price $110.00
23	Verizon Communications, Inc.	7,935
	Expiration January 2017, Exercise Price $50.00
24	Verizon Communications, Inc.	5,088
	Expiration April 2017, Exercise Price $52.50
16	Visa, Inc.	2,080
	Expiration March 2017, Exercise Price $82.50
7	Walgreens Boots Alliance, Inc.	910
	Expiration January 2017, Exercise Price $85.00
9	Walgreens Boots Alliance, Inc.	585
	Expiration January 2017, Exercise Price $87.50
21	Walgreens Boots Alliance, Inc.	630
	Expiration January 2017, Exercise Price $90.00
15	Wal-Mart Stores, Inc.	210
	Expiration January 2017, Exercise Price $72.50
8	Walt Disney Co.	3,760
	Expiration January 2017, Exercise Price $100.00
12	Wells Fargo & Co.	3,780
	Expiration January 2017, Exercise Price $52.50
12	Wells Fargo & Co.	1,668
	Expiration January 2017, Exercise Price $55.00
11	Wells Fargo & Co.	2,046
	Expiration April 2017, Exercise Price $57.50
3	WW Grainger, Inc.	1,470
	Expiration April 2017, Exercise Price $250.00
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $305,654)	$ 271,666

+ All or a portion of the security is held as collateral for covered calls.
* Non-income producing securities.
** Money market fund; interest rate reflects effective yield on December 31, 2016.
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call and put options written) is
$12,356,410 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	329,939
	Unrealized depreciation:	$ (705,344)
	Net unrealized depreciation:	$ (375,405)

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 11,248,450	$ -	$ -	$ 11,248,450
Mutual Fund		614,708	-	-	614,708
Short Term Investments		389,513	-	-	389,513
	Total	$ 12,252,671	$ -	$ -	$ 12,252,671
Liabilities
Call Options Written		$ 271,666	$ -	$ -	$ 271,666
	Total	$ 271,666	$ -	$ -	$ 271,666
The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 2/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 2/27/17

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 2/27/17